Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 334	$ 205
Derivative Liabilities, Total	(87)	(235)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	211	112
Derivative Liabilities, Total	(48)	(190)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	118	75
Derivative Liabilities, Total	(40)	(178)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	55	37
Derivative Liabilities, Total	(8)	(12)
Derivatives Designated as Hedging Instruments [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	38
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	123	93
Derivative Liabilities, Total	(39)	(45)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	120	86
Derivative Liabilities, Total	(36)	(37)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	3	7
Derivative Liabilities, Total	$ (3)	$ (8)